Divestitures- Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 07, 2017	Oct. 18, 2017	Apr. 07, 2017	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Divestitures [Line Items]
Impairment expense					$ 4,727,000,000
Cash proceeds from the disposal of mining asset						$ 320,000,000
Los Filos [member]
Disclosure of Divestitures [Line Items]
Net proceeds from disposal of mining asset			$ 350,000,000
Proceeds in common shares from disposal of mining asset			71,000,000
Cash proceeds from the disposal of mining asset			250,000,000
Consideration received by payment of short term promissory note			29,000,000
Proceeds in VAT receivable from disposal of mining asset			$ 100,000,000
Impairment expense						16,000,000
Gain loss on disposition					0
Cerro Blanco [member]
Disclosure of Divestitures [Line Items]
Net proceeds from disposal of mining asset				$ 22,000,000
Proceeds in common shares from disposal of mining asset				3,000,000
Gain loss on disposition					6,000,000
Cash proceeds from the disposal of mining asset				18,000,000
Fair value of common shares from disposal of mining asset				4,000,000
Additional consideration upon commercial production				$ 15,000,000
Percentage of net smelter return royalty on production				1.00%
Reversal of impairment loss						$ 19,000,000
Loss on disposal of subsidiary, net of tax					6,000,000
Transaction costs					$ 1,000,000
San Nicolas Copperzinc [member]
Disclosure of Divestitures [Line Items]
Gain loss on disposition		$ 48,000,000
Disposal of ownership percentage		21.00%
Cash proceeds from the disposal of mining asset		$ 50,000,000
Carrying value of San Nicolas		2,000,000
Gain on disposal of subsidiary, net of tax		$ 34,000,000
Camino Rojo [member]
Disclosure of Divestitures [Line Items]
Proceeds in common shares from disposal of mining asset	$ 34,000,000
Gain loss on disposition	$ 0
Percentage of net smelter return royalty on production	2.00%
Disposal of ownership percentage	100.00%
Proceeds in common shares from disposal of mining asset	19.90%
Camino Rojo Sulphide Projects [member] | Top of range [member]
Disclosure of Divestitures [Line Items]
Percentage of option to acquire	70.00%